Shareholder Report, Holdings (Details) - C000226008	Dec. 31, 2024
FHLMC8424207
Holdings [Line Items]
Percent of Total Investments	6.70%
FNMA8424534
Holdings [Line Items]
Percent of Total Investments	4.70%
FNMA8424344
Holdings [Line Items]
Percent of Total Investments	3.00%
FHLMC8424204
Holdings [Line Items]
Percent of Total Investments	2.40%
FNMA8424568
Holdings [Line Items]
Percent of Total Investments	2.20%
FNMA8424543
Holdings [Line Items]
Percent of Total Investments	2.00%
FNMA8424342
Holdings [Line Items]
Percent of Total Investments	1.90%
FNMA8424269
Holdings [Line Items]
Percent of Total Investments	1.80%
FNMA8424591
Holdings [Line Items]
Percent of Total Investments	1.80%
FNMA8424580
Holdings [Line Items]
Percent of Total Investments	1.60%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
GNMA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FHLMC
Holdings [Line Items]
Percent of Net Asset Value	30.40%
FNMA
Holdings [Line Items]
Percent of Net Asset Value	65.00%